Property and Equipment, Net	3 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 7 — Property and Equipment, Net

Property and equipment, net consisted of the following at December 31, 2025 and September 30, 2025:

	December 31, 2025	September 30, 2025
Computer Equipment	$51,646	$—
Drones	7,122	—
Total cost	58,768	—
Accumulated depreciation	(1,982)	—
Net book value	$56,786	$—

Depreciation expense was $1,982 and $0 for the three months ended December 31, 2025 and 2024, respectively.